[LETTERHEAD]

February 3, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”)
(1933 Act File No.: 033-00507) (1940 Act File No.: 811-04419)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 94 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2011. No fees are required in connection with this filing.

The Amendment is being filed to incorporate all applicable changes to the Trust since the last annual update to its Registration Statement, including, among other things, non-material changes to the existing series of the Trust.

The Amendment is also being filed for the purpose of adding nine new series to the Trust as designated below. Each new series will have Initial and Service Class shares.

Transamerica AEGON Active Asset Allocation – Conservative VP
Transamerica AEGON Active Asset Allocation – Moderate Growth VP
Transamerica AEGON Active Asset Allocation – Moderate VP
Transamerica Madison Balanced Allocation VP
Transamerica Madison Conservative Allocation VP
Transamerica Madison Diversified Income VP
Transamerica Madison Large Cap Growth VP
Transamerica Madison Moderate Growth Allocation VP
Transamerica PIMCO Real Return TIPS VP

In addition, as listed below, certain of the portfolios will experience a change in sub-adviser, anticipated to occur on May 1, 2011.

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Transamerica Multi-Managed Balanced VP will be renamed from Transamerica Balanced VP in connection with a change in sub-adviser from Transamerica Investment Management, LLC to J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc. This sub-adviser change will prompt changes to the portfolio’s investment objective, principal investment strategies and risks, as well as its sub-advisory fee structure.

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Transamerica WMC Diversified Equity VP will be renamed from Transamerica Diversified Equity VP in connection with a change in sub-adviser from Transamerica Investment Management, LLC to Wellington Management Company, LLP. This sub-adviser change will prompt changes to the portfolio’s investment objective, principal investment strategies and risks, as well as its benchmark and sub-advisory fee structure.

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Transamerica Morgan Stanley Capital Growth VP will be renamed from Transamerica Focus VP in connection with a change in sub-adviser from Transamerica Investment Management, LLC to Morgan Stanley Investment Management Inc. This sub-adviser change will prompt changes to the portfolio’s principal investment strategies and risks, as well as its benchmark and sub-advisory fee structure.

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Transamerica Morgan Stanley Growth Opportunities VP will be renamed from Transamerica Growth Opportunities VP in connection with a change in sub-adviser from Transamerica Investment Management, LLC to Morgan Stanley Investment Management Inc. This sub-adviser change will prompt changes to the portfolio’s investment objective, principal investment strategies and risks, as well as its sub-advisory fee structure.

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Transamerica Systematic Small/Mid Cap Value VP will be renamed from Transamerica Small/Mid Cap Value VP in connection with a change in sub-adviser from Transamerica Investment Management, LLC to Systematic Financial Management L.P. This sub-adviser change will prompt changes to the portfolio’s principal investment strategies, as well as its sub-advisory fee structure.

Subject to shareholder approval, the portfolios listed below will be renamed in connection with a change in sub-adviser, which, if approved, is anticipated to occur on May 1, 2011.

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Transamerica AEGON Money Market VP will be renamed from Transamerica Money Market VP in connection with a change in sub-adviser from Transamerica Investment Management, LLC to AEGON USA Investment Management, LLC.

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Transamerica AEGON U.S. Government Securities VP will be renamed from Transamerica U.S. Government Securities VP in connection with a change in sub-adviser from Transamerica Investment Management, LLC to AEGON USA Investment Management, LLC.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1803.

Very truly yours,

/s/ Margaret A. Cullem-Fiore

Margaret A. Cullem-Fiore
Vice President and Senior Counsel
Transamerica Asset Management, Inc.

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